Supplementary Financial Statements Information (Other Current Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Accounts Payable and Accrued Liabilities, Current [Abstract]
Commissions	$ 19,256	$ 15,967
Advances from customers and deferred revenues	11,757	10,837
Accrued employee compensation and related benefits	9,682	10,923
Accrued warranty costs	3,095	3,265
Government institutions and income tax payable	4,017	11,566
Accrued expenses	2,283	2,561
Operating lease obligations	1,040	1,018
Total other current liabilities	$ 51,130	$ 56,137